Application of New and Revised International Financial Reporting Standards As Issued By The International Accounting Standards Board - Summary of Lease Liabilities and Operating Lease Commitments (Detail)
$ in Thousands, $ in Thousands
	Jan. 01, 2019 TWD ($)	Jan. 01, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)
Disclosure Of Operating Lease Commitments [Line Items]
The future minimum lease payments of non-cancellable operating lease commitments on December 31, 2018			$ 2,386,102	$ 79,776
Less: Recognition exemption for short-term leases			(108,946)	(3,642)
Less: Recognition exemption for leases of low-value assets			(10,822)	(362)
Undiscounted amounts on January 1, 2019	$ 2,266,334	$ 75,772
Discounted amounts using the incremental borrowing rates on January 1, 2019			2,006,553	67,086
Add: Finance lease liabilities (excluding the amounts applied for the exemption for short-term leases and leases of low-value assets) on December 31, 2018			248,808	8,319
Add: Adjustments as a result of a different treatment of extension			$ 3,829,368	128,030
Lease liabilities recognized on January 1, 2019	$ 6,084,729	$ 203,435		$ 203,435